Condensed Interim Unaudited Statements of Financial Position - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash		$ 4,349	$ 11,063
Short term deposits	[1]	6,025
Other receivables		707	310
Restricted deposits		23	39
Total current assets		11,104	11,412
Non-current assets:
Right of use assets		268
Non-current restricted deposit		35
Property, plant and equipment, net		46	19
Total non-current assets		349	19
Total assets		11,453	11,431
Current liabilities:
Trade payables		120	39
Other payables		616	558
Total current liabilities		736	597
Non Current liabilities:
Long term lease liability		190
Liability in respect of warrants		691	1,828
Total non- current liabilities		881	1,828
Total liabilities		1,617	2,425
Shareholders’ equity:
Ordinary shares
Share premium and capital reserve		24,478	17,452
Accumulated deficit		(14,642)	(8,446)
Total Shareholders’ equity		9,836	9,006
Total liabilities and shareholders’ equity		$ 11,453	$ 11,431

[1]	Short term bank deposits for periods of 5-12 months with annual interest rate of 0.91%-2.3%.